Accrued Expenses and Other Liabilitites (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 6,671	$ 6,701
Accrued interest	55,650	35,926
Accrued voyage expenses	1,344	0
Audit fees and related services	225	234
Accrued taxes	7,911	8,002
Professional fees	470	317
Other accrued expenses	264	0
Total accrued expenses	$ 72,535	$ 51,180